Long-term investments - Schedule of Equity Investments, Percentage of Ownership of Common Share (Detail)		Dec. 31, 2017		Jun. 30, 2017	Jan. 31, 2017	Dec. 31, 2016
Zhuhai Qianyou [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share		19.00%				19.00%
Guangzhou Yuechuan [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share		9.30%				9.30%
Chengdu Diting [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share		12.74%				12.74%
Shenzhen Kushiduo [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		0.00%	[1]	10.00%		10.00%	[1]
Shanghai Guozhi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[2]	16.80%				16.80%
Guangzhou Hongsi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[2]	19.90%				19.90%
Xiamen Diensi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		14.25%				14.25%
11.2 Capital [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		2.03%				2.03%
Cloudtropy [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		9.69%				9.69%
Shenzhen Xunlei [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share	[3]	28.77%				43.16%
Shanghai Lexiang [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share		28.77%				43.16%
Cost method investments:
Cost method investments, Percentage of ownership of common share		14.12%	[4]		14.12%	15.00%	[4]
Hangzhou Feixiang [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share		20.00%				28.00%
Cost method investments:
Cost method investments, Percentage of ownership of common share	[5]	28.00%				20.00%
Shenzhen Meizhi Interactive Technology Co Ltd [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		9.40%				8.13%
Beijing Yunhui [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[5]	13.70%				7.50%
Arashi Vision [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		12.16%				12.16%
Cloudin Technology [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		4.61%				4.61%

[1]	In June 2017, the Group disposed of entire interests (10%) in Shenzhen Kushiduo with a carrying value of USD 383,000 at a consideration of approximately USD 191,500. As a result of the disposal, the Group recognized in a disposal loss of USD 191,500 in the other income, net (Note 23).
[2]	The Group recognized impairment against its investments in Shanghai Guozhi and Guangzhou Hongsi of USD 149,000 and USD 447,000, respectively after considering the latest operation status and financial and liquidity position.
[3]	In 2016, the Group made an equity investment in a privately-held company, Big Data, of USD 1,442,000 for 43.16% equity interest. The Group classified Big Data as an equity method investment as it had only significant influence instead of control over Big Data. In January of 2017, Big Data issued certain new shares to a third party and its original shareholders and the Group’s interest in Big Data diluted from 43.16% to 28.77% with a dilution gain of USD 326,000 arising from the deemed disposal. As at December 31, 2017, the Group recognized full impairment of USD 1,251,000 for its interest in Big Data as share of loss from equity investees after taking into account the latest operation status and financial position of Big Data.
[4]	In January of 2017, Shanghai Lexiang issued new shares to a third party investor resulting in the Group’s interest in Shanghai Lexiang diluted from 15% to 14.12% with a dilution gain of USD 222,000 arising from the deemed disposal.
[5]	In May 2017, the Group made additional investment by USD 1,263,000 in Yunhui Tianxia from 7.5% to 13.7%. In July 2017, the Group also made additional equity investment in Hangzhou Feixiang of USD 1,530,000. As the result of the new investment, the Group’s equity interest increased from 20% to 28% and the Group continued to use the cost method to account for this investment due to the lack of significant influence over the investee.